Subsequent Events	12 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
Subsequent events

Note 17 – Subsequent events

Ordinary Shares Issued for Services

On August 5, 2021, the Compensation Committee of the Board authorized the issuance to certain officers, directors and other employees an aggregate of 4,055,000 ordinary shares (the “Shares”), including 300,000 shares issued in connection with the prior services of the Company’s former CEO/current CAO, under the Company’s 2021 Equity Incentive Plan. The Shares are vesting immediately with no restrictions.

Sale of Ordinary Shares and Warrants

On September 24, 2021, the Company and certain institutional investors entered into a securities purchase agreement (“SPA”), pursuant to which the Company agreed to sell such institutional investors units with each unit consisting of one ordinary share and one warrant to purchase 0.7 ordinary share, at a purchase price of $0.68 per unit, for gross proceeds approximately $21.5 million (the “Offering”) before deducting placement agent fees and other estimated offering expenses. An aggregate of 31,624,923 ordinary shares and warrants to purchase an aggregate of 22,137,448 ordinary shares (the “Investor Warrants”) were agreed to be issued to the investors under the SPA.